Allowance For Loan Losses (Schedule Of Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 contract	Dec. 31, 2012 contract
Financing Receivable, Modifications [Line Items]
Accruing	$ 23,381	$ 23,128
Non-Accruing	1,707	580
Total	25,088	23,708
Number of Contracts	57	25
Pre-modification Outstanding Recorded Investment	6,166	2,299
Post-modification Outstanding Recorded Investment	6,161	2,294
Commercial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Accruing	88	101
Non-Accruing	0	0
Total	88	101
Number of Contracts	1	1
Pre-modification Outstanding Recorded Investment	88	101
Post-modification Outstanding Recorded Investment	88	101
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Accruing	1,783	734
Non-Accruing	0	0
Total	1,783	734
Number of Contracts	3	1
Pre-modification Outstanding Recorded Investment	1,564	184
Post-modification Outstanding Recorded Investment	1,559	179
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Accruing	18,651	18,826
Non-Accruing	1,693	162
Total	20,344	18,988
Number of Contracts	36	7
Pre-modification Outstanding Recorded Investment	4,041	899
Post-modification Outstanding Recorded Investment	4,041	899
Home equity - junior liens [Member]
Financing Receivable, Modifications [Line Items]
Accruing	2,859	3,325
Non-Accruing	14	418
Total	2,873	3,743
Number of Contracts	17	15
Pre-modification Outstanding Recorded Investment	473	973
Post-modification Outstanding Recorded Investment	473	973
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Accruing	0	142
Non-Accruing	0	0
Total	0	142
Number of Contracts	0	1
Pre-modification Outstanding Recorded Investment	0	142
Post-modification Outstanding Recorded Investment	$ 0	$ 142